PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Buildings	$25,192,351	$27,161,241
Machinery and equipment	6,847,546	5,848,505
Office equipment and furniture	928,429	1,042,408
Automobiles	779,065	837,276
Leasehold improvements	40,751,384	44,384,670
Total	74,498,775	79,274,100
Less: Accumulated depreciation	(12,538,764)	(10,530,744)
Impairment of property, plant and equipment	(273,162)	(295,744)
Property, plant and equipment, net	$61,686,849	$68,447,612